Revenues - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Contract liabilities	$ 12,700		$ 12,700		$ 10,400	$ 0
Unsatisfied performance obligations	30,700		30,700		19,600	0
Revenue recognized	2,700		4,900
Other income (expense), net	$ 0	$ 0	$ 400	$ 0	$ 1,500	$ 2,700	$ 300